Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Dec. 14, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Interest earned trust account		$ 187,000
Tax obligation		$ 82,000
Deferred shares (in Shares)		4,322,500
Fair value of share issued		$ 776,815
Redemption amount		24,300,000	$ 127,200,000
Additional paid-in capital
Accumulated deficit		(28,533,570)	(3,895,094)
Interest to pay distribution expenses		100,000
Redeem an aggregate (in Shares)	1,625,876
Redeeming stockholders	$ 17,834,235	17,834,235
Excise tax percentage			1.00%
Excise tax liability		900,000
Shares of common stock (in Shares)	1,625,876
Federal depository insurance coverage		250,000
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs		6,951,081
Other costs		597,334
Underwriter fees		5,557,500
Over-Allotment Option [Member]
Summary of Significant Accounting Policies [Line Items]
Offering cost		19,432
Class A Redeemable Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Additional paid-in capital		4,800,000
Accumulated deficit			$ 12,900,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Redeeming stockholders	$ 17,834,235	$ 17,834,235
Aggregate purchase of common stock (in Shares)			11,580,000